Subsequent Events (Details Narrative) - USD ($)		1 Months Ended	2 Months Ended	9 Months Ended		12 Months Ended
	Oct. 20, 2015	Nov. 15, 2015	Nov. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Common stock issued for cash, shares				1,112,674
Common stock issued for cash				$ 334,003
Number of common stock shares issued
Proceeds from issuance of common stock				$ 334,003
Subsequent Event [Member]
Common stock issued for cash, shares			563,233
Common stock issued for cash			$ 169,000
Subsequent Event [Member] | Purchase Agreement [Member] | Lincoln Park Capital Fund, LLC [Member]
Number of common stock shares purchased	333,334
Number of common stock initial purchase	$ 100,000
Additional common stock purchased	$ 10,000,000
Percentage of outstanding shares of common stock	4.99%
Number of common stock shares issued for commitment fee	$ 1,000,000
Number of common stock shares issued		1,333,333
Proceeds from issuance of common stock		$ 95,000
Subsequent Event [Member] | Registration Rights Agreement [Member] | Lincoln Park Capital Fund, LLC [Member]
Number of common stock shares purchased	50,000
Number of common stock initial purchase	$ 50,000
Single regular purchase exceed the amount	$ 500,000